Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Related Party Transactions

Year ended December 31 (millions of dollars)
Related Party	Transaction	2017	2016
IESO	Power purchased	1,583	2,096
	Revenues for transmission services	1,521	1,549
	Amounts related to electricity rebates	357	—
	Distribution revenues related to rural rate protection	247	125
	Distribution revenues related to the supply of electricity to remote northern communities	32	32
	Funding received related to CDM programs	59	63
OPG	Power purchased	9	6
	Revenues related to provision of construction and equipment maintenance services	2	4
	Costs related to the purchase of services	1	1
OEFC	Power purchased from power contracts administered by the OEFC	2	1
OEB	OEB fees	8	11
Hydro One Brampton	Cost recovery from management, administrative and smart meter network services	—	3

Hydro One Limited	Return of stated capital	535	609
	Dividends paid	15	2
	Stock-based compensation costs	23	24
	Cost recovery for services provided	6	—
Hydro One Telecom	Services received – costs expensed	24	24
	Services received – costs capitalized	—	12
	Revenues for services provided	3	3
2587264 Ontario Inc.	Promissory note issued and repaid[1]	486	—
	Preferred shares issued[2]	486	—
1 On October 17, 2017, Hydro One issued a promissory note to 2587264 Ontario Inc., a subsidiary of Hydro One Limited, totalling $486 million. On November 20, 2017, Hydro One repaid the $486 million promissory note to 2587264 Ontario Inc., as well as interest totalling $1 million.
2 On November 20, 2017, Hydro One issued 485,870 Class B preferred shares to 2587264 Ontario Inc. for proceeds of $486 million. See Note 21 for details of the Class B preferred shares.